Dec. 01, 2021
Intermediate-Term Bond Fund
USAA Intermediate-Term Bond Fund Summary
Investment Objective
The USAA Intermediate-Term Bond Fund (the “Fund”) seeks high current income without undue risk to principal.
Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in one or more USAA Mutual Funds or Victory Funds. More information about these and other discounts is available under Purchases on page 30 of the Fund’s prospectus, in Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries, and from your financial intermediary.The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Shareholder Fees(fees paid directly from your investment)
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for each class of shares is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover
The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.For the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Principal Investment Strategy
The Fund normally invests at least 80% of its assets in a broad range of debt securities that have a dollar-weighted average portfolio maturity between three to 10 years. Up to 65% of the Fund’s assets may be invested in corporate bonds. The debt securities in which the Fund may invest include, among others, obligations of U.S., state, and local governments, and their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. The Fund will invest primarily in investment-grade securities, but also may invest up to 10% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds. The fund also may invest up to 20% of its assets in foreign debt securities, including non-dollar-denominated securities and emerging-markets securities. The Fund’s 80% policy may be changed upon at least 60 days’ written notice to shareholders.
Principal Risks
Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. By itself, the Fund does not constitute a complete investment plan. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.The Fund’s investments are subject to the following principal risks:Debt Securities Risk – The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.Interest Rate Risk – The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.Decisions by the U.S. Federal Reserve (also known as the “Fed”) regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.Credit Risk – The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.High-Yield/Junk Bond Risk – Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.Liquidity Risk – Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity from fixed-income securities could hurt the Fund’s performance.In addition, significant securities market disruptions related to outbreaks of COVID-19 have led to dislocation in the market for a variety of fixed-income securities (including municipal obligations), which has decreased liquidity and sharply reduced returns.Prepayment and Extension Risk – Mortgage-backed securities make regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A homeowner’s default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, homeowners may find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current lower rate. On the other hand, when interest rates rise, homeowners generally will not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.Emerging Markets Risk – Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.Legislative Risk – Changes in government policies may affect the value of the investments held by the Fund in ways we cannot anticipate, and such policies could have an adverse impact on the value of the Fund’s investments and the Fund’s net asset value (“NAV”).U.S. Government Sponsored Enterprises (“GSEs”) Risk – While mortgage-backed securities, the value of which may be impacted by factors affecting the housing market, and other securities issued by certain GSEs, such as the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. government, securities issued by other GSEs are supported only by the right of the GSE (including the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”)) to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. If such a GSE were to default on its obligations, the Fund might not be able to recover its investment.Management Risk – The Fund is actively managed, and the investment techniques and risk analyses used by the Fund’s portfolio managers may not produce the desired results.LIBOR Discontinuation Risk – Many debt securities, derivatives and other financial instruments, including some of the Fund’s investments, use the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR may be a significant factor in determining payment obligations under derivatives transactions, the cost of financing of a Fund’s investments or the value or return on certain other Fund investments. It is anticipated that LIBOR will be discontinued at the end of 2021, though it is possible that certain LIBOR tenors may continue beyond 2021 and the most widely used LIBOR tenors may continue until mid-2023. The transition to a substitute rate may cause increased volatility and illiquidity in the markets for instruments with terms tied to LIBOR or other adverse consequences for these instruments. These events may adversely affect the Fund and its investments in such instruments.Large Shareholders Risk – The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an Affiliated Fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table are intended to help you understand some indication of the risks of investing in the Fund. The Fund has five classes of shares: Fund Shares, Institutional Shares, Class A shares, R6 Shares, and Class C shares. The bar chart illustrates the Fund Shares' volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an additional index of funds with similar investment objectives. Performance reflects any expense limitations in effect during the periods shown.Performance data for the classes varies based on differences in their fee and expense structures. Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. The Fund’s most current performance information is available on the Fund’s website at VictoryFunds.com or by calling (800) 235-8396. Effective June 29, 2020, the Fund’s Adviser Shares were redesignated Class A shares, subject to a front-end sales load and different fees and expenses. Performance of the Class A shares, therefore, is that of the Adviser Shares restated to reflect the sales load applicable to Class A shares, but not any differences in the fees and expenses. The Class C shares commenced operations on June 29, 2020, and will not present performance information until they have one full calendar year of operations.
Risk/Return Bar ChartAnnual Returns for Periods Ended December 31
Year-to-date return of Fund Shares as of September 30, 2021, was 0.82%.During the periods shown in the chart:ReturnsQuarter endedHighest Quarter7.88%June 30, 2020Lowest Quarter-3.71%March 31, 2020After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.
Average Annual Total ReturnsFor Periods Ended December 31, 2020